Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
11.95% $127.6 million, maturing July 27, 2027 [member] | Loan Maturity Date Extension [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	11.95%
Debt	$ 127.6
Debt, maturity date	July 27, 2027	July 27, 2027
PROP limited recourse loan - 10.50% [member] | Loan Maturity Date Extension [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate		10.50%
Senior secured notes – 2008 Notes - 9.37% [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate		9.37%
Senior secured notes – 2010 Q1 Notes - 8.82% [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate		8.82%
Senior secured notes – 2010 Q4 Notes - 7.91% [Member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate		7.91%
Senior secured notes – 2011 Notes - 7.76% [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate		7.76%